UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03534

Name of Fund: Merrill Lynch U.S.A. Government Reserves

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

Merrill Lynch U.S.A. Government Reserves
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Tri Party Repurchase Agreement - 100.0%

	Par
Issue	(000)	Value

Banc of America Securities LLC, purchased on 5/28/2008 to yield 2.10% to 6/04/2008, repurchase
price of $15,006,125, collateralized by GNMA, 6% due 4/15/2038	$ 15,000	$15,000,000
Barclays Capital Inc., purchased on 4/21/2008 to yield 2% to 7/21/2008, repurchase price of
$6,231,344, collateralized by GNMA, 5.50% due 2/15/2038	6,200	6,200,000
Barclays Capital Inc., purchased on 5/30/2008 to yield 2.18% to 6/02/2008, repurchase price of
$17,003,088, collateralized by U.S. Treasury Bills due 9/18/2008	17,000	17,000,000
Citigroup Global Markets Inc., purchased on 5/28/2008 to yield 2.15% to 6/04/2008,
repurchase price of $15,006,271, collateralized by GNMA, 6% due 5/20/2038	15,000	15,000,000
Credit Suisse Securities (USA) LLC, purchased on 5/01/2008 to yield 1.89% to 8/01/2008,
repurchase price of $10,048,300, collateralized by GNMA, 5% to 6.50% due 5/15/2023 to 10/15/2037	10,000	10,000,000
Deutsche Bank Securities Inc., purchased on 5/28/2008 to yield 2.15% to 6/04/2008,
repurchase price of $15,006,271, collateralized by GNMA, 5.50% to 7% due 7/15/2033 to 10/15/2037	15,000	15,000,000
Goldman Sachs & Co., purchased on 4/16/2008 to yield 2% to 7/15/2008, repurchase price of
$15,075,000, collateralized by GNMA, 4.50% to 10.50% due 10/15/2010 to 5/15/2038	15,000	15,000,000
Greenwich Capital Markets, Inc., purchased on 5/28/2008 to yield 2.10% to 6/04/2008,
repurchase price of $19,007,758, collateralized by GNMA, 6% to 6.50% due 2/15/2036 to 5/15/2038	19,000	19,000,000
HSBC Securities (USA) Inc., purchased on 5/30/2008 to yield 2.15% to 6/02/2008,
repurchase price of $19,539,500 collateralized by U.S. Treasury STRIPS** due 8/15/2013	19,536	19,536,000
J.P. Morgan Securities Inc., purchased on 5/27/2008 to yield 2.05% to 6/03/2008, repurchase price of
$25,009,965, collateralized by GNMA, 4.50% to 8.50% due 2/15/2009 to 5/15/2044	25,000	25,000,000
UBS Securities LLC, purchased on 3/17/2008 to yield 1.65% to 6/16/2008, repurchase price
of $11,045,879, collateralized by GNMA, 4.50% to 10.50% due 10/15/2008 to 3/15/2038	11,000	11,000,000

Total Investments (Cost - $167,736,000*) - 100.0%		167,736,000
Other Assets Less Liabilities - 0.0%		9,267

Net Assets - 100.0%	$ 167,745,267

*Cost for federal income tax purposes.
**Separately Traded Registered Interest and Principal Securities (STRIPS).

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S.A. Government Reserves

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch U.S.A. Government Reserves

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch U.S.A. Government Reserves

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch U.S.A. Government Reserves

Date: July 18, 2008